SCHEDULE OF ASSUMPTIONS UNDERLYING DEFINED BENEFIT PLAN (Details)	Dec. 31, 2023	Dec. 31, 2022
Severance Payment Net
Discount rate of the plan liability	2.95%	2.75%
Expected rate of return on plan assets	2.84%	2.64%
Future salary increases	0.0397	0.0382